EXPLORATION AND EVALUATION PROPERTY (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Exploration And Evaluation Property [Abstract]
Disclosure of exploration and evaluation property [Table Text Block]
$
(Restated)
(Note 23)
Balance at March 31, 2021	26,159,729
Expenditures	512,206
Impairment	(19,671,935)
Balance at March 31, 2022	7,000,000
Expenditures	-
Impairment	-
Balance at March 31, 2023	7,000,000